Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income	$ 138,846	$ 1,429,419
Adjustments to reconcile net cash used in operating activities:
Interest earned on investment held in Trust Account	(359,243)	(2,781,123)
Changes in operating assets and liabilities:
Prepaid expenses	(22,450)	84,486
Other receivable		10,850
Accounts payable and accrued expenses	(389,748)	624,045
Income tax payable	(302,021)	141,029
Franchise tax payable	(7,179)	(142,580)
Net cash used in operating activities	(941,795)	(633,874)
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(92,821)	(1,750,100)
Cash withdrawn from Trust Account to pay taxes		1,140,505
Cash withdrawn from Trust Account to pay redeemed public stockholders	2,956,393	112,120,361
Net cash provided by investing activities	2,863,572	111,510,766
Cash Flows from Financing Activities:
Payment to redeemed public stockholders	(2,956,393)	(112,120,361)
Proceeds from promissory note – related party	577,000	1,660,000
Net cash used in financing activities	(2,379,393)	(110,460,361)
Net change in cash	(457,616)	416,531
Cash, beginning of the year	652,395	235,864
Cash, end of the year	194,779	652,395
Supplemental Disclosure of Non-cash Financing Activities
Remeasurement of common stock to redemption value	452,064	3,390,718
Franchise and income taxes paid	578,380	475,048
Excise tax payable	158,309	1,121,204
Proceeds from promissory note – DRIVEiT	1,100,000
Repayment of promissory note to related party	$ (1,100,000)